December 15, 2005

Via Edgar

Filing Desk

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

Re:	Zoll Medical Corporation – Annual Report on Form 10-K

Ladies and Gentlemen:

Enclosed for filing on behalf of Zoll Medical Corporation (the “Company”) is the Company’s Annual Report on Form 10-K (the “Annual Report) for the fiscal year ended October 2, 2005. The financial statements in this Annual Report do not reflect any changes from the preceding year in any accounting principles or practices, or in the method of applying such principles or practices.

If you should have any questions or comments on the enclosed Annual Report, please contact me at (978) 421-9655 or Stephen Korn at (978) 421-9655.

Very truly yours,

/s/ Richard A. Packer
Richard A. Packer
Chairman, Chief Executive Officer and President